Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	12,500,000	12,500,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	4,687,500	4,687,500
Common stock, shares issued	2,408,071	2,021,237
Common stock, shares outstanding	2,408,071	2,021,237